MAJOR CUSTOMERS (Details Textual)	12 Months Ended
	Mar. 31, 2012 Three Customers [Member]	Mar. 31, 2011 Single Customer [Member]
Entity-Wide Revenue, Major Customer, Percentage	90.00%	97.00%